Expense by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature
Schedule of expenses by nature

		2020	2019
in EUR	2021	Restated*	Restated*
Lease expenses	630,450	190,673	217,855
Warranty	638,825	124,881	(921,496)
Advertising, vehicle and travel expenses	1,510,759	1,341,142	2,552,183
Maintenance	1,679,108	1,704,322	1,611,234
Taxes, insurance costs, and other dues	4,543,214	1,993,462	2,073,989
Purchased services	5,160,291	2,443,355	1,798,175
Depreciation and amortisation	6,101,398	7,043,590	6,537,028
Consultancy & audit	6,242,594	4,808,864	6,793,042
Salaries, wages and employee benefits	33,200,439	22,877,775	24,676,137
Raw materials and consumables	129,425,611	105,030,465	101,070,401
Miscellaneous	5,102,811	4,357,742	3,958,879
Total	194,235,500	151,916,271	150,367,428